Leases - Summary of right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	$ 1,375	$ 0
Depreciation	810	698
Ending of the year	1,016	1,375
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	2,081	1,140
Additions	417	910
Impact of currency translation	45	31
Ending of the year	2,543	2,081
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	706
Depreciation	810	698
Impact of currency translation	11	8
Ending of the year	$ 1,527	$ 706
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	3 years	3 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	5 years	5 years